UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2017–June 30, 2018

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Effective March 31, 2018, Western Asset Global Strategic Income Fund was renamed Western Asset Income Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2017 - 06/30/2018
Legg Mason Partners Income Trust

================== Western Asset Adjustable Rate Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset California Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Corporate Bond Fund =======================

SANCHEZ ENERGY CORP.

Ticker:        SN             Security ID:   79970Y105
Meeting Date:  MAY 24, 2018   Meeting Type:  ANNUAL
Record Date:   MAR 28, 2018

#    Proposal                                      Mgt Rec Vote Cast Sponsor
1.1  Elect Director A.R. Sanchez, Jr.              FOR     FOR       Management
1.2  Elect Director Antonio R. Sanchez, III        FOR     FOR       Management
2    Proposal to amend the Company's Restated      FOR     FOR       Management
     Certificate of Incorporation to increase the
     number of authorized shares of capital stock
     and common stock
3    Advisory vote to approve the compensation of  FOR     FOR       Management
     our named executive officers
4    Proposal to ratify the appointment of KPMG    FOR     FOR       Management
     LLP as the Company's independent registered
     public accounting firm for the 2018 fiscal
     year

=================== Western Asset Emerging Markets Debt Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Global High Yield Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Western Asset Income Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Western Asset Intermediate Maturity California Municipals ==========
==========                            Fund                           ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Intermediate Maturity New York Municipals Fund =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Intermediate-Term Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Managed Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Massachusetts Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Mortgage Backed Securities Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Municipal High Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset New Jersey Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset New York Municipals Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Oregon Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Pennsylvania Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Short Duration High Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== Western Asset Short Duration Municipal Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Short Term Yield Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Short-Term Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 10, 2018